       Northern Lights Variable Trust

Power Income VIT Fund

Incorporated herein by reference is the definitive version of the prospectus for the Power Income VIT Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 6, 2013 (SEC Accession No. 0000910472-13-001714).